Financial Risk Management - Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Carrying amount [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	$ 1,693,225	$ 838,113
Convertible promissory note	255,840	14,400,621
Total	1,949,065	15,238,734
Total contractual undiscounted cash flow [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	1,693,225	838,113
Convertible promissory note	350,000	15,350,000
Total	2,043,225	16,188,113
0 - 30 days or on demand [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities	1,693,225	838,113
Convertible promissory note
Total	1,693,225	838,113
31 - 90 days [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities
Convertible promissory note
Total
91 - 365 Days [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities
Convertible promissory note	350,000	15,000,000
Total	350,000	15,000,000
Over 1 year [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Trade and other liabilities
Convertible promissory note		350,000
Total		$ 350,000